Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (2,987,985)	$ (3,789,643)	$ (11,114,179)	$ (13,498,626)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	49,551	63,514	199,225	203,286
Operating lease right-of-use asset	(2,569)		6,913	28,507
Accrued PIK Interest	99,287	179,409	375,629
Debt discount amortization	8,706	516,425	1,187,656	1,499,596
Share based compensation	158,267	969,511	2,301,735	3,887,852
PPP Loan Forgiveness				(361,605)
Loss on conversion of convertible notes payable				290,109
(Increase) decrease in:
Accounts receivable	1,228,102	994,228	1,121,030	(2,592,005)
Prepaid expense	87,497	(340,187)	(77,685)	38,487
Security deposit				(74,068)
Increase (decrease) in:
Accounts payable and accrued expenses	(29,560)	(1,164,183)	715,178	4,094,180
Total adjustments	1,599,281	1,218,717	5,829,681	7,014,339
Net cash used in operating activities	(1,388,704)	(2,570,926)	(5,284,498)	(6,484,287)
Net cash used in investing activities
Acquisition of Fixed Assets			(2,043)	0
Net cash used in investing activities			(2,043)	0
Cash flows from financing activities
Proceeds from convertible notes payable	200,000		2,364,400	6,863,642
Payables to stockholder founders’ forgiveness			(510,000)	102,000
Deferred offering cost write-off, net	848,531
Proceeds from issuance of common stock pursuant to exercise of warrants		1,225,810	1,285,833	2,094,148
Deferred offering costs			(468,531)	(380,000)
Proceeds from issuance of stock				48
Proceeds from issuance of stock upon exercise of Employee Options			19,996	0
Net cash (used) provided by financing activities	(1,048,531)	1,225,810	2,691,678	8,679,838
Net increase (decrease) in cash and cash equivalents	(340,173)	(1,345,116)	(2,594,863)	2,195,551
Cash and cash equivalents – Beginning of period	792,337	3,387,200	3,387,200	1,191,649
Cash and cash equivalents – End of period	452,164	2,042,084	792,337	3,387,200
Supplemental disclosures of non-cash flow investing and financing activities:
Conversion of convertible note payable and accrued interest to common shares	$ 2,719,342		7,974,007	4,339,353
Deferred debt discount on convertible note payable			(324,212)	$ 1,613,145
Deemed Dividend from Inducement to Exercise Warrants		$ 28,600	$ 28,600